Share Capital, Treasury Shares and Reserves (Details) - Schedule of Share Capital - ZAR (R) R in Thousands	May 31, 2024	Feb. 29, 2024
Schedule of Share Capital [Abstract]
Issued and fully paid 30,900,000 (February 29, 2024: 30,951,106) ordinary shares of no par value	R 7,131,059	R 7,142,853